Fair value of financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Loans Receivable Non-Current (Level 3)	$ 39,317	$ 33,917
Total Fair Value [Member]
Statement Line Items [Line Items]
Loans Receivable Non-Current (Level 3)	41,595	36,567
Total Carrying Value [Member]
Statement Line Items [Line Items]
Loans Receivable Non-Current (Level 3)	$ 39,317	$ 33,917